SHAREHOLDER ADVANCES RELATED TO BRIDGE FINANCING (Details Narrative) - USD ($)				6 Months Ended
	May 02, 2024	Apr. 30, 2024	Apr. 02, 2024	Mar. 31, 2024
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Advances to affiliate				$ 1,125,000
Securities Purchase Agreement [Member]
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Sale of stock transaction				$ 1,000,000
Securities Purchase Agreement [Member] | Subsequent Event [Member]
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Sale of stock transaction	$ 125,000	$ 125,000	$ 1,000,000